Provisions - Schedule of provision for tax, civil and labor risks (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions for tax, civil and labor risks
Disclosure of other provisions [line items]
Probable loss	R$ 155,814	R$ 87,506
Possible loss	312,511	316,553
Tax
Disclosure of other provisions [line items]
Probable loss	2,858	2,024
Possible loss	154,640	116,074
Tax | Tax claims
Disclosure of other provisions [line items]
Possible loss	R$ 144,352	102,317
Additional charges rate in tax claims	1.00%
Tax exemption rate in tax claims	0.00%
Civil
Disclosure of other provisions [line items]
Probable loss	R$ 104,915	45,067
Possible loss	43,347	77,360
Labor
Disclosure of other provisions [line items]
Probable loss	48,041	40,415
Possible loss	114,524	R$ 123,119
Labor | Labor lawsuit
Disclosure of other provisions [line items]
Possible loss	R$ 66,000